Share Plans (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average pre-conversion grant-date fair value (in dollars per share)	$ 7.21	$ 12.56	$ 9.22
Total intrinsic value of options exercised	$ 73	$ 85	$ 84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding share options at beginning of period (in shares)	21,670,340
Share options granted (in shares)	4,214,430
Share options exercised (in shares)	(7,306,955)
Share options expired (in shares)	(640,895)
Share options forfeited (in shares)	(137,731)
Pre-separation outstanding share options at end of period (in shares)	17,799,189
Post-separation outstanding share options at end of period (in shares)		21,670,340
Post-separation share options vested and unvested expected to vest at end of period (in shares)	16,924,966
Post-separation share options exercisable at end of period (in shares)	9,190,538
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share options outstanding, weighted-average exercise price at beginning of period (in dollars per share)	$ 20.89
Share options granted, weighted-average exercise price (in dollars per share)	$ 27.27
Share options exercised, weighted-average exercise price (in dollars per share)	$ 20.90
Share options expired, weighted-average exercise price (in dollars per share)	$ 21.69
Share options forfeited, weighted-average exercise price (in dollars per share)	$ 23.98
Pre-separation share options outstanding, weighted-average exercise price at end of period (in dollars per share)	$ 22.34
Post-separation share options outstanding, weighted-average exercise price at end of period (in dollars per share)		$ 20.89
Post-separation share options vested and unvested expected to vest at end of period, weighted-average exercise price (in dollars per share)	$ 22.19
Post-separation share options exercisable at end of period, weighted-average exercise price (in dollars per share)	$ 21.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Pre-separation share options outstanding, weighted-average remaining contractual term	6 years 2 months 12 days
Post-separation share options vested and unvested expected to vest, weighted-average remaining contractual term	6 years 1 month 2 days
Post-separation share options exercisable at end of period, weighted-average remaining contractual term	4 years 3 months 22 days
Pre-separation share options outstanding, aggregate intrinsic value	225
Post-separation share options vested and unvested expected to vest, aggregate intrinsic value	216
Post-separation share options exercisable at end of period, aggregate intrinsic value	126
Share Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total unrecognized compensation cost related to non-vested awards	$ 32
Weighted-average period for recognizing compensation cost related to non-vested options	2 years 4 months 24 days
Tyco Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares available for future grant	3,000,000